AMENDMENTS OF ARTICLES OF INCORPORATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
AMENDMENTS OF ARTICLES OF INCORPORATION
AMENDMENT OF ARTICLES OF INCORPORATION

12. AMENDMENTS OF ARTICLES OF INCORPORATION

Certificates of Amendment

In January 2020, the Company amended its Articles of Incorporation to change its corporate name to “Black Bird Potentials Inc.” and submitted such filing to FINRA for approval thereof. FINRA did not approve such filing, due to an extended passage of time from the Company’s initial filing and its being late in filing certain periodic reports.

In April 2021, the Company amended its Articles of Incorporation to change its corporate name to “Black Bird Biotech, Inc.”

In February 2021, the Company amended its Articles of Incorporation to increase the number of authorized shares of its common stock to 325,000,000.

In April 2022, the Company amended its Articles of Incorporation to increase the number of authorized shares of common stock to 750,000,000 and to authorize 50,000,000 shares of preferred stock.

Certificate of Designation – Series A Preferred Stock

In August 2022, the Company filed with the State of Nevada a Certificate of Designation (the “Certificate of Designation”), which established a Series A Preferred Stock with the following rights, preferences, powers, restrictions and limitations:

Designation, Amount and Par Value. The series of Preferred Stock shall be designated as Series A Preferred Stock and the number of shares so designated shall be Forty-Two Thousand (42,000). Each share of the Series A Preferred Stock shall have a par value of $0.001.

Fractional Shares. The Series A Preferred Stock may be issued in fractional shares.

Voting Rights. The holders of the Series A Preferred Stock shall, as a class, have rights in all matters requiring shareholder approval to a number of votes equal to two (2) times the sum of:

(a)	The total number of shares of common stock which are issued and outstanding at the time of any election or vote by the shareholders; plus

(b)	The number of votes allocated to shares of Preferred Stock issued and outstanding of any other class that shall have voting rights.

Dividends. The Series A Preferred Stock shall be treated pari passu with the Company’s common stock, except that the dividend on each share of Series A Preferred Stock shall be equal to the amount of the dividend declared and paid on each share of the Company’s common stock multiplied by the Conversion Rate, as that term is defined herein.

Liquidation. Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, payments to the holders of Series A Preferred Stock shall be treated pari passu with the Company’s common stock, except that the payment on each share of Series A Preferred Stock shall be equal to the amount of the payment on each share of the Company’s common stock multiplied by the Conversion Rate, as that term is defined herein.

Conversion and Adjustments.

Conversion Rate. The Series A Preferred Stock shall be convertible into shares of the Company’s common stock, as follows:

Each 1,000 shares of Series A Preferred Stock shall be convertible at any time into a number of shares of the Company’s common stock that equals one percent (1.00%) of the number of issued and outstanding shares of the Company’s common stock outstanding on the date of conversion (the “Conversion Rate”).

No Partial Conversion. A holder of shares of Series A Preferred Stock shall be required to convert all of such holder’s shares of Series A Preferred Stock, should any such holder exercise his, her or its rights of conversion.

Adjustment for Merger and Reorganization, etc. If there shall occur any reorganization, recapitalization, reclassification, consolidation or merger involving the Company in which the Company’s common stock (but not the Series A Preferred Stock) is converted into or exchanged for securities, cash or other property, then each share of Series A Preferred Stock shall be deemed to have been converted into shares of the Company’s common stock at the Conversion Rate.

Protection Provisions. So long as any shares of Series A Preferred Stock are outstanding, the Company shall not, without first obtaining the unanimous written consent of the holders of Series A Preferred Stock, alter or change the rights, preferences or privileges of the Series A Preferred Stock so as to affect adversely the holders of Series A Preferred Stock.

Waiver. Any of the rights, powers or preferences of the holders of the Series A Preferred Stock may be waived by the affirmative consent or vote of the holders of at least a majority of the shares of Series A Preferred Stock then outstanding.

No Other Rights or Privileges. Except as specifically set forth herein, the holder(s) of the shares of Series A Preferred Stock shall have no other rights, privileges or preferences with respect to the Series A Preferred Stock.

13. AMENDMENTS OF ARTICLES OF INCORPORATION

In January 2020, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its corporate name to “Black Bird Potentials Inc.” and submitted such filing to FINRA for approval thereof. FINRA did not approve such filing, due to an extended passage of time from the Company’s initial filing and its being late in filing certain periodic reports.

In February 2021, the Company amended its Articles of Incorporation to increase the number of authorized shares of its common stock to 325,000,000.

In April 2021, the Company amended its Articles of Incorporation to change its corporate name to “Black Bird Biotech, Inc.” and submitted such filing to FINRA for approval thereof, which amendment became effective June 14, 2021.